Share based payment reserve (Details 2)	6 Months Ended
	Feb. 28, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.41	[1]
Number of options outstanding	6,901,000
Number of options exercisable	6,901,000
Remaining contractual life	4 years 7 months 6 days
Range 1 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.40	[1]
Number of options outstanding	3,519,000
Number of options exercisable	3,519,000
Expiry date	Jan. 02, 2027
Remaining contractual life	4 years 9 months 18 days
Range 2 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.43	[1]
Number of options outstanding	3,282,000
Number of options exercisable	3,282,000
Expiry date	Oct. 11, 2026
Remaining contractual life	4 years 7 months 6 days
Range 3 [Member]
IfrsStatementLineItems [Line Items]
Exercise price | $ / shares	$ 0.35	[1]
Number of options outstanding	100,000
Number of options exercisable	100,000
Expiry date	Sep. 29, 2026
Remaining contractual life	4 years 7 months 6 days

[1]	Total represents weighted average.